Equity (Capital Contributions - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accrued Capital Contribution		$ 120	$ 385
Cash Capital Contribution
Capital contribution	$ 1,600	21	476
Non-cash Capital Contribution
Capital contribution	$ 69	$ 181	$ 457